CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets, Current [Abstract]
Cash	¥ 148,756	¥ 153,418
Restricted cash	59,600
Accounts receivable, net of allowance for doubtful accounts	30,903	7,687
Amounts due from related parties	80,464	82,225
Prepaid expenses and other current assets	53,450	21,803
Total current assets	373,173	265,133
Assets, Noncurrent [Abstract]
Property and equipment, net	142,407	136,431
Intangible assets, net	48,976	50,705
Goodwill	40,218	40,218
Deferred tax assets	12,274	6,567
Amounts due from related parties	500	5,600
Other non-current assets	18,524	10,707
Total assets	636,072	515,361
Liabilities, Current [Abstract]
Contract liabilities (including amounts of VIEs without recourse to the Company of RMB169,151 and RMB203,248 as of December 31, 2019 and 2020, respectively)	203,482	171,303
Deferred revenue from governments (including amounts of VIEs without recourse to the Company of RMB17,789 and RMB13,770 as of December 31, 2019 and 2020, respectively)	13,770	17,789
Borrowings under financing arrangements (including amounts of VIEs without recourse to the Company of RMB14,577 and RMB64,140 as of December 31, 2019 and 2020, respectively)	64,140	14,577
Bank loan	46,637
Accounts payable (including amounts of VIEs without recourse to the Company of RMB4,331 and RMB3,655 as of December 31, 2019 and 2020, respectively)	8,064	11,207
Accrued expenses and other payables (including amounts of VIEs without recourse to the Company of RMB67,167 and RMB68,078 as of December 31, 2019 and 2020, respectively)	91,253	77,591
Income tax payables (including amounts of VIEs without recourse to the Company of RMB2,854 and RMB 5,763 as of December 31, 2019 and 2020, respectively)	15,377	6,055
Amounts due to related parties (including amounts of VIEs without recourse to the Company of RMB54,065 and RMB72,648 as of December 31, 2019 and 2020, respectively)	218,996	113,359
Total current liabilities	661,719	411,881
Liabilities, Noncurrent [Abstract]
Contract liabilities (including amounts of VIEs without recourse to the Company of RMB3,790 and RMB7,274 as of December 31, 2019 and 2020, respectively)	7,274	5,778
Deferred revenue from governments (including amounts of VIEs without recourse to the Company of RMB4,032 and RMB12,370 as of December 31, 2019 and 2020, respectively)	12,370	4,032
Borrowings under financing arrangements (including amounts of VIEs without recourse to the Company of RMB7,453 and RMB28,643 as of December 31, 2019 and 2020, respectively)	28,643	7,453
Other payables (including amounts of VIEs without recourse to the Company of RMB 2,760 and RMB 6,276 as of December 31, 2019 and 2020, respectively)	9,607	3,686
Deferred tax liabilities (including amounts of VIEs without recourse to the Company of RMB12,323 and RMB11,933 as of December 31, 2019 and 2020, respectively)	11,933	12,323
Total liabilities	731,546	445,153
Equity/(Deficit)
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 70,488,700 shares issued and outstanding as of December 31, 2019 and 2020, respectively)
Additional paid-in capital	64,128	221,791
Statutory reserves	41,591	29,101
Accumulated other comprehensive income	144
Accumulated deficit	(201,524)	(180,770)
Total equity/(deficit) attributable to the shareholders of the Company	(95,661)	70,122
Non-controlling interests	187	86
Total equity/(deficit)	(95,474)	70,208
Commitments and contingencies
Total liabilities and equity/(deficit)	¥ 636,072	¥ 515,361